Shareholder Report, Average Annual Return (Details)	12 Months Ended		33 Months Ended	60 Months Ended	92 Months Ended		120 Months Ended
	Dec. 31, 2024 [5]	Dec. 31, 2024	Dec. 31, 2024 [6]	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Oberweis Micro-Cap Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBMCX
Average Annual Return, Percent		22.87%		21.07%			16.78%
Oberweis Micro-Cap Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OMCIX
Average Annual Return, Percent		23.16%		21.39%	16.88%	[1]
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBSOX
Average Annual Return, Percent		16.14%		17.84%			14.09%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBSIX
Average Annual Return, Percent		16.40%		18.12%	15.36%	[2]
Oberweis Global Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBEGX
Average Annual Return, Percent		10.72%		10.16%			8.14%
Oberweis Global Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBGIX
Average Annual Return, Percent		11.01%		10.44%	8.08%	[3]
Oberweis China Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBCHX
Average Annual Return, Percent		7.29%		(1.65%)			2.48%
Oberweis China Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OCHIX
Average Annual Return, Percent		7.61%		(1.41%)	3.01%	[4]
Oberweis International Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBIOX
Average Annual Return, Percent		7.54%		3.26%			5.24%
Oberweis International Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBIIX
Average Annual Return, Percent	8.41%	7.70%
Oberweis Focused International Growth Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OFIGX
Average Annual Return, Percent		11.79%	0.25%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.53%	14.45%	[1],[2]	13.10%
Russell Microcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap Growth Index
Average Annual Return, Percent		21.91%		5.72%	6.07%	[1]	5.30%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		15.15%		6.86%	8.34%	[2]	8.09%
MSCI ACWI Small-Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Small-Cap Index
Average Annual Return, Percent		7.66%		6.68%	7.07%	[3]	7.26%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent	4.93%	3.82%	4.08%	4.73%	5.49%	[3]	5.20%
MSCI China Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China Net Index
Average Annual Return, Percent		19.42%		(3.44%)	1.46%	[4]	1.88%
MSCI World ex-US Small Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-US Small Cap Growth Index
Average Annual Return, Percent	3.92%	2.57%		2.06%			5.67%

[1]	Since the inception of OMCIX on May 1, 2017.
[2]	Since the inception of OBSIX on May 1, 2017.
[3]	Since the inception of OBGIX on May 1, 2017.
[4]	Since the inception of OCHIX on May 1, 2017.
[5]	Since the inception of OBIIX on December 22, 2023.
[6]	Since the inception of OFIGX on April 1, 2022.